Debt (Tables)	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Summary of Long-term Debt
As at January 31, 2026 and 2025, the maturity dates, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2026
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-2	December 2029	5.92%	5.92%	U.S. $571.5	$774.8
Term Loan B-3	January 2031	5.92%	5.92%	U.S. $1,153.7	1,564.2
Term Loans	Mar. 2026 to Dec. 2030	0.93% to 3.23%	2.48% to 6.50%	€67.1	103.3
Total long-term debt					$2,442.3
Current					49.2
Non-current					2,393.1
Total long-term debt					$2,442.3

January 31, 2025
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-1	May 2027	6.41%	6.61%	U.S. $465.7	$673.6 [a]
Term Loan B-2	December 2029	7.06%	7.31%	U.S. $488.8	706.9 [a]
Term Loan B-3	January 2031	7.06%	7.20%	U.S. $987.5	1,418.8 [a]
Term Loans	Mar. 2025 to Dec. 2030	0.93% to 3.89%	2.02% to 6.50%	€ 88.0	125.8
Total long-term debt					$2,925.1
Current					53.8
Non-current					2,871.3
Total long-term debt					$2,925.1
[a]
Net of unamortiz
ed tra
nsaction costs of nil for Term Loan
B-1,
nil for Term Loan
B-2
and $9.4 million for Term Loan
B-3.

Summary of Changes in Long-term Debt
The following table explains the changes in long-term debt during the year ended January 31, 2026:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2025	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2026
Term Facility	$2,799.3	$—	$(302.4)	$(167.0)	$9.1	$2,339.0
Term Loans	125.8	0.7	(34.0)	8.5	2.3	103.3
Total	$2,925.1	$0.7	$(336.4)	$(158.5)	$11.4	$2,442.3
The following table explains the changes in long-term debt during the year ended January 31, 2025:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2024	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2025
Term Facility	$2,609.7	$—	$(20.9)	$209.1	$1.4	$2,799.3
Term Loans	153.3	3.6	(38.8)	5.0	2.7	125.8
Total	$2,763.0	$3.6	$(59.7)	$214.1	$4.1	$2,925.1